Schedule of Other Current Liabilities (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Advisors	€ 592,809	€ 62,721
Deferred revenue	37,565	95,459
Holiday bonus	40,059	24,027
Employee stock compensation	283,692
Total	€ 954,125	€ 182,207